Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments as of March 31, 2021 are as follows (in thousands):
Year Ended December 31,
2021	$8,470
2022	10,417
2023	11,797
2024	11,783
2025	11,719
Thereafter	28,907
$83,093